Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CONSULTING GROUP CAPITAL MARKETS FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 01, 2017
Small-Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Mid Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Annual Advisory Program Fees (fees paid directly from your investment in the applicable Morgan Stanley- sponsored investment advisory program)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 151% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	151.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Net Annual Fund Operating Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Fund’s contractual fee waiver is only reflected in the first year of the example. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in the equity securities of small-mid capitalization (or "cap") companies or in other investments with similar economic characteristics. The Fund defines small-mid cap companies as companies with market caps not exceeding the highest month-end market cap value of any stock in the Russell 2500® for the previous 12 months, whichever is greater. The Fund may invest up to 10% of its assets in the securities of foreign issuers that are not traded on a U.S. exchange or the U.S. over-the-counter market. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

		The Fund employs a "multi-manager" strategy whereby portions of the Fund are allocated to professional money managers (each, a "Sub-adviser," collectively, the "Sub-advisers") who are responsible for investing the assets of the Fund.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund.

The Fund’s principal risks include:
  Market risk, which is the risk that stock prices decline overall. Markets are volatile and can decline significantly in response to real or perceived adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.
  Equity risk, which is the risk that prices of equity securities rise and fall daily due to factors affecting individual companies, particular industries or the equity market as a whole.
  Investment style risk, which means small cap and/or growth stocks could fall out of favor with investors and trail the performance of other types of investments.
  Small-Mid cap risk, which refers to the fact that historically, small-mid cap companies tend to be more vulnerable to adverse business and economic events, have been more sensitive to changes in earnings results and forecasts and investor expectations, and experience sharper swings in market values than larger, more established companies. At times, small-mid cap stocks may be less liquid and harder to sell at prices the Sub-advisers believe are appropriate.
  Foreign investment risk, which means risks unique to foreign securities, including less information about foreign issuers, less liquid securities markets, political instability and unfavorable changes in currency exchange rates.
  Securities lending risk, which includes the potential insolvency of a borrower and losses due to the re-investment of collateral received on loaned securities in investments that default or do not perform well.
  Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform. This risk is common for all actively managed funds.
  Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and result in more taxable short-term gains for shareholders.
  Issuer risk, which is the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
		For more information on the risks of investing in the Fund please see the Fund details section of this Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund also compares its performance with the Lipper U.S. Small-Cap Core Fund, which is a secondary benchmark and includes funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500® Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/cgcm
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns (%) as of December 31, 2015 Small-Mid Cap Equity Fund Calendar years ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Fund’s best and worst calendar quarters Best: 22.52% in 2nd quarter 2009 Worst: (29.41)% in 4th quarter 2008 Year-to-date: 0.00% (through 3rd quarter 2016)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The above table also shows the performance of the Russell 2000® Growth Index and the Lipper Small-Cap Growth Funds Average, which the Fund previously used as its primary and secondary benchmarks, respectively. The Fund’s current benchmarks provide a useful comparison to the Fund’s overall performance and more accurately reflect the Fund’s investment strategy than the previous benchmarks.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund’s benchmark is the Russell 2500® Index. The Russell 2500® Index includes the smallest 2,500 U.S. companies out of the Russell 3000® Index universe. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.

The Fund also compares its performance with the Lipper U.S. Small-Cap Core Fund, which is a secondary benchmark and includes funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500® Index.

		The above table also shows the performance of the Russell 2000® Growth Index and the Lipper Small-Cap Growth Funds Average, which the Fund previously used as its primary and secondary benchmarks, respectively. The Fund’s current benchmarks provide a useful comparison to the Fund’s overall performance and more accurately reflect the Fund’s investment strategy than the previous benchmarks.
Small-Mid Cap Equity Fund | Small-Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA or Portfolio Management investment advisory programs (as a percentage of prior quarter-end net assets)	rr_MaximumAccountFeeOverAssets	2.50%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Waiver Amount	rr_FeeWaiverOrReimbursementOverAssets	0.31%	[2]
Net Annual Fund Operating Expense	rr_NetExpensesOverAssets	0.68%	[3]
After 1 year	rr_ExpenseExampleYear01	$ 321
After 3 years	rr_ExpenseExampleYear03	1,042
After 5 years	rr_ExpenseExampleYear05	1,786
After 10 years	rr_ExpenseExampleYear10	$ 3,745
2006	rr_AnnualReturn2006	9.43%
2007	rr_AnnualReturn2007	10.88%
2008	rr_AnnualReturn2008	(43.11%)
2009	rr_AnnualReturn2009	40.90%
2010	rr_AnnualReturn2010	30.84%
2011	rr_AnnualReturn2011	(7.26%)
2012	rr_AnnualReturn2012	10.69%
2013	rr_AnnualReturn2013	48.54%
2014	rr_AnnualReturn2014	4.74%
2015	rr_AnnualReturn2015	(3.92%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.41%)
1 year	rr_AverageAnnualReturnYear01	(3.92%)	[4]
5 years	rr_AverageAnnualReturnYear05	8.94%	[4]
10 years	rr_AverageAnnualReturnYear10	6.92%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 18, 1991	[4]
Small-Mid Cap Equity Fund | Return After Taxes on Distributions | Small-Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(10.07%)	[4]
5 years	rr_AverageAnnualReturnYear05	6.06%	[4]
10 years	rr_AverageAnnualReturnYear10	5.50%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 18, 1991	[4]
Small-Mid Cap Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Small-Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.05%	[4]
5 years	rr_AverageAnnualReturnYear05	6.77%	[4]
10 years	rr_AverageAnnualReturnYear10	5.44%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 18, 1991	[4]
Small-Mid Cap Equity Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.38%)	[4]
5 years	rr_AverageAnnualReturnYear05	10.67%	[4]
10 years	rr_AverageAnnualReturnYear10	7.95%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 18, 1991	[4]
Small-Mid Cap Equity Fund | Lipper Small-Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.09%)	[4]
5 years	rr_AverageAnnualReturnYear05	9.57%	[4]
10 years	rr_AverageAnnualReturnYear10	7.07%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 18, 1991	[4]
Small-Mid Cap Equity Fund | Lipper U.S. Small-Cap Core
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.07%)	[4]
5 years	rr_AverageAnnualReturnYear05	8.34%	[4]
10 years	rr_AverageAnnualReturnYear10	6.39%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 18, 1991	[4]
Small-Mid Cap Equity Fund | Russell 2500 – Total Return
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.90%)	[4]
5 years	rr_AverageAnnualReturnYear05	10.32%	[4]
10 years	rr_AverageAnnualReturnYear10	7.56%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 18, 1991	[4]

[1]	Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.
[2]	Effective January 1, 2017, CGAS has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund's management fee from exceeding 0.20% more than the total amount of sub-advisory fees paid by CGAS. This contractual waiver will only apply if the Fund's total management fees exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund's total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.
[3]	Net Annual Fund Operating Expenses have been restated to reflect current fees. Therefore, the expenses may not correlate to the expenses shown in the Financial Highlights section.
[4]	Fund (without advisory program fee)